Other non-current assets - Schedule of Non-Current Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities [Line Items]
Investments accounted using equity method	€ 40	€ 35
Financial assets at fait value through other comprehensive income	14	4
Total investments	54	€ 39
Equity investments at fair value through other comprehensive income
Schedule Of Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities [Line Items]
Increase (decrease) in financial assets	10
Increase through origination or purchase related to business acquisition, financial assets	€ 4